PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net

	At December 31,
	2021	2022
Land	$282,000	$275,000
Plant and machinery	858,948	781,324
Motor vehicles	65,473	94,654
Office equipment	252,150	381,118
Power stations(1)	138,533,441	191,011,142

Less: Accumulated depreciation	(19,181,277)	(25,438,066)
	120,810,735	167,105,172
Construction in progress	4,835,751	3,372,189
Property, plant and equipment, net	$125,646,486	$170,477,361
(1)	All power stations were self-constructed, except for Project Branston that the Company acquired on September 30, 2022 with an original cost of $42,793,499 (as discussed in Note 3).